Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2016
Summary of significant accounting policies
Schedule of estimated useful lives of assets
Buildings	20 years
Leasehold improvements	Shorter of the lease term or their estimated useful lives
Machinery and equipment	5-15 years
Furniture and fixtures	5 years
Motor vehicles	5 years

Schedule of projects asset

	As of December 31,	As of December 31,
	2015	2016
	RMB	RMB
Project assets completed and connected to the grid
Power station cost	626,911	2,371,978
Less: Accumulated depreciation	(25,685)	(100,542)

Subtotal	601,226	2,271,436

Project assets in-process
Modules cost	177,602	30,982
Equipment, development and other cost	249,787	36,230

Subtotal	427,389	67,212

Project assets, net	1,028,615	2,338,648